OPERATING SEGMENT INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating segment information
Capital Expenditures	$ 663	$ 601	$ 471
Total Assets	10,088	11,022	9,382
Operating segments | Polyurethanes
Operating segment information
Capital Expenditures	181	174	132
Total Assets	2,760	2,833	2,839
Operating segments | Performance Products
Operating segment information
Capital Expenditures	205	181	115
Total Assets	2,262	2,323	2,320
Operating segments | Advanced Materials
Operating segment information
Capital Expenditures	25	46	73
Total Assets	822	828	918
Operating segments | Textile Effects
Operating segment information
Capital Expenditures	24	38	31
Total Assets	562	574	653
Operating segments | Pigments and Additives
Operating segment information
Capital Expenditures	202	136	98
Total Assets	2,480	2,621	1,469
Corporate and other
Operating segment information
Capital Expenditures	26	26	22
Total Assets	$ 1,202	$ 1,843	$ 1,183